Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
(Amounts in US$’s)	December 31, 2019
Deferred tax assets:
Share-based compensation	$13,700
Inventory reserve	137,000
Allowance for bad debt	172,700
Net operating loss carryover	11,867,800
Foreign losses	4,130,000
General business credits	256,400
Valuation allowance	(3,762,800)
Total deferred tax assets	12,814,800
Deferred tax liabilities:
Depreciation	(43,000)
Amortization	(12,771,800)
Total deferred tax liabilities	(12,814,800)
Net deferred tax assets (liabilities)	$—

Schedule of income tax benefit

	Six Months Ended June 30, 2020		January 10, 2019 (Inception) to June 30, 2019
(Amounts in US$'s)	US$'s	Rates	US$'s		Rates
Income tax benefit at statutory federal income tax rate	$(3,009,100)	21.00%		$(1,416,362)	21.00%
State tax expense, net of federal benefit	(573,200)	4.00%		(269,783)	4.00%
Permanent items	400	(0.01)%		—	—
Other	6,100	(0.04)%		—	—
Valuation allowance	3,575,800	(24.99)%	$		(25.00)%
Income tax expense (benefit)	—			$1,686,145	25.00%

	December 31, 2019
	US$’s	Rates
Income tax benefit at statutory federal income tax rate	$(6,653,400)	21.00%
State tax expense, net of federal benefit	(1,267,300)	4.00%
Permanent items	20,000	(0.06)%
Valuation allowance	3,762,800	(11.88)%
Income tax benefit	$(4,137,900)	13.06%